American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
April 30, 2022

One Choice Blend+ 2035 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.5%
American Century Low Volatility ETF	3,981	174,316
Avantis U.S. Equity Fund G Class	236,170	3,221,365
Avantis U.S. Small Cap Value Fund G Class	20,797	301,134
Focused Dynamic Growth Fund G Class	46,269	2,058,959
Focused Large Cap Value Fund G Class	221,617	2,216,168
Heritage Fund G Class	21,279	472,828
Mid Cap Value Fund G Class	32,722	543,846
Small Cap Growth Fund G Class	15,419	291,720
		9,280,336
Domestic Fixed Income Funds — 27.1%
Avantis Core Fixed Income Fund G Class	472,108	4,163,990
Avantis Short-Term Fixed Income Fund G Class	5,908	55,592
Inflation-Adjusted Bond Fund G Class	36,024	441,650
NT High Income Fund G Class	111,052	999,467
Short Duration Inflation Protection Bond Fund G Class	10,986	120,630
		5,781,329
International Equity Funds — 19.7%
Avantis Emerging Markets Equity Fund G Class	32,624	363,102
Avantis International Equity Fund G Class	117,540	1,261,204
Emerging Markets Fund G Class	44,749	498,504
Focused International Growth Fund G Class	43,254	693,357
Global Real Estate Fund G Class	30,272	420,479
International Small-Mid Cap Fund G Class	23,525	234,775
Non-U.S. Intrinsic Value Fund G Class	83,421	741,615
		4,213,036
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	55,291	498,724
Global Bond Fund G Class	165,634	1,568,558
		2,067,282
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $23,504,786)		21,341,983
OTHER ASSETS AND LIABILITIES†		(134)
TOTAL NET ASSETS — 100.0%		$21,341,849

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.
3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$9	$175	$1	$(9)	$174	4	—	$1
Avantis U.S. Equity Fund	259	3,391	193	(236)	3,221	236	$(8)	4
Avantis U.S. Small Cap Value Fund	23	298	5	(15)	301	21	—	2
Focused Dynamic Growth Fund	170	2,427	175	(363)	2,059	46	(21)	6
Focused Large Cap Value Fund(3)	173	2,440	203	(194)	2,216	222	(22)	194
Heritage Fund(3)	39	523	9	(80)	473	21	—	6
Mid Cap Value Fund(3)	42	577	21	(54)	544	33	(2)	48
Small Cap Growth Fund	23	318	5	(44)	292	15	—	6
Avantis Core Fixed Income Fund	324	4,421	210	(371)	4,164	472	(7)	24
Avantis Short-Term Fixed Income Fund	3	55	—	(2)	56	6	—	—
Inflation-Adjusted Bond Fund	33	437	16	(12)	442	36	—	2
NT High Income Fund	80	1,027	34	(74)	999	111	(1)	20
Short Duration Inflation Protection Bond Fund	6	115	1	—	120	11	—	—
Avantis Emerging Markets Equity Fund	30	382	6	(43)	363	33	—	1
Avantis International Equity Fund	98	1,306	19	(124)	1,261	118	(1)	5
Emerging Markets Fund(3)	43	587	10	(121)	499	45	(1)	24
Focused International Growth Fund	54	766	9	(118)	693	43	—	2
Global Real Estate Fund(3)	32	464	18	(58)	420	30	(1)	53
International Small-Mid Cap Fund(4)	20	264	4	(45)	235	24	—	5
Non-U.S. Intrinsic Value Fund	55	784	10	(87)	742	83	(1)	4
Emerging Markets Debt Fund	42	530	19	(54)	499	55	(1)	5
Global Bond Fund	122	1,621	69	(105)	1,569	166	(2)	14
	$1,680	$22,908	$1,037	$(2,209)	$21,342	1,831	$(68)	$426
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.